Subsequent Events (Details) - shares	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
2015 Employee Stock Purchase Plan
Subsequent Events
Increase in number of shares authorized for issuance		8,916	4,741
2015 Plan
Subsequent Events
Increase in number of shares authorized for issuance		29,720	15,804
Subsequent Event | 2015 Employee Stock Purchase Plan
Subsequent Events
Increase in number of shares authorized for issuance	8,916
Subsequent Event | 2015 Plan
Subsequent Events
Increase in number of shares authorized for issuance	29,720